Share Capital and Share Premium - Summary of Movements in the Company's Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 708,333	$ 3,928
Issuance of ordinary shares relating to private placement for an institutional investor	218,300
Issuance of ordinary shares for conversion of preferred shares		240,434
Issuance of ordinary shares for initial public offering, net of issuance cost	323,440	450,085
Issuance of ordinary shares for private placement by GenScript		12,000
Exercise of share options	6,089	1,886
Reclassification of vesting of restricted stockunits	5,323
Ending balance	$ 1,261,485	$ 708,333
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	266,010,256	200,000,000
Issuance of ordinary shares relating to private placement for an institutional investor (note 24)	20,809,850
Issuance of ordinary shares for conversion of preferred shares		20,907,282
Issuance of ordinary shares for initial public offering, net of issuance cost		42,377,500
Issuance of ordinary shares for follow-on public offering,net of issuance cost (note)	17,231,150
Issuance of ordinary shares for private placement by GenScript		1,043,478
Exercise of share options	4,056,380	1,681,996
Reclassification of vesting of restricted stock units	349,216
Ending balance	308,456,852	266,010,256
Issuance of ordinary shares relating to private placement for an institutional investor	$ 2
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	27	$ 20
Issuance of ordinary shares relating to private placement for an institutional investor	2
Issuance of ordinary shares for conversion of preferred shares		2
Issuance of ordinary shares for initial public offering, net of issuance cost	2	4
Exercise of share options		1
Ending balance	31	27
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	708,306	3,908
Issuance of ordinary shares relating to private placement for an institutional investor	218,298
Issuance of ordinary shares for conversion of preferred shares		240,432
Issuance of ordinary shares for initial public offering, net of issuance cost	323,438	450,081
Issuance of ordinary shares for private placement by GenScript		12,000
Exercise of share options	6,089	1,885
Reclassification of vesting of restricted stockunits	5,323
Ending balance	$ 1,261,454	$ 708,306